INCOME TAX (BENEFIT)/EXPENSE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Income Tax Benefitexpense
Current income tax expense	$ 231	¥ 1,548	¥ 685
Deferred income tax benefit	(178)	(1,191)	(1,318)
Total	$ 53	¥ 357	¥ (633)